Consolidated statements of changes in equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share	€ 3.20	€ 3.15	€ 3.07